Long-Term Debt - Deferred Financing Activity (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Deferred Financing Activity [Roll Forward]
Beginning balance	$ 43,783
Additions	6,077
Rolled Over	0
Early Extinguishment	(3,259)
Amortized	(5,889)
Ending balance	40,712
Senior Notes | 6.375% Senior Secured Notes due 2019
Deferred Financing Activity [Roll Forward]
Beginning balance	11,693
Additions	0
Rolled Over	(1,476)
Early Extinguishment	(3,259)
Amortized	(1,310)
Ending balance	5,648
Senior Notes | 8.75% Senior Notes due 2020
Deferred Financing Activity [Roll Forward]
Beginning balance	15,053
Additions	0
Rolled Over	0
Early Extinguishment	0
Amortized	(1,923)
Ending balance	13,130
Senior Notes | 8.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Beginning balance	903
Additions	0
Rolled Over	0
Early Extinguishment	0
Amortized	(76)
Ending balance	827
Senior Notes | 7.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Beginning balance	11,714
Additions	6,077
Rolled Over	1,476
Early Extinguishment	0
Amortized	(1,567)
Ending balance	17,700
Revolving Credit Facility | Line of Credit
Deferred Financing Activity [Roll Forward]
Beginning balance	4,420
Additions	0
Rolled Over	0
Early Extinguishment	0
Amortized	(1,013)
Ending balance	$ 3,407